Balance Sheets (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash	$ 35,422	$ 83,229	$ 121,410
Prepaid insurance	2,593
Total Current Assets	38,015	83,229	121,410
Mineral properties	83,000	68,000	12,000
TOTAL ASSETS	121,015	151,229	133,410
LIABILITIES & SHAREHOLDERS’ EQUITY
Accounts payable	9,243	1,854	14,166
Total Current Liabilities	9,243	1,854	14,166
Common stock payable	10,000
Total Liabilities	19,243	1,854	14,166
Common stock, $0.01 par value, 100,000,000 common shares authorized, 7,761,000 and 7,661,000 shares outstanding as of September 30, 2013 and June 30, 2013, respectively	77,610	76,610	59,860
Additional paid-in capital	305,865	296,865	169,190
Accumulated deficit during exploration stage	(281,703)	(224,100)	(109,806)
Total Shareholders’ Equity	101,772	149,375	119,244
TOTAL LIABILITIES & SHAREHOLDERS’ EQUITY	$ 121,015	$ 151,229	$ 133,410